Condensed Statements of Cash Flows - USD ($)	5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022
Cash flows from operating activities:
Net income (loss)	$ (10,656)	$ (215,218)	$ 456,861
Adjustments to reconcile net income (loss) to net cash used in operating activities
Realized and unrealized gains on investments held in the Trust Account	0	(11,336)	(1,284,814)
Changes in operating assets and liabilities:
Prepaid expenses	0	(331,557)	150,659
Accrued offering costs	0	349,109	(349,109)
Accrued expenses	1,000	158,930	52,914
Net cash used in operating activities	(9,656)	(50,072)	(973,489)
Cash flows from investing activities:
Funds deposited into the Trust Account		(204,102,000)
Net cash used in investing activities		(204,102,000)
Cash flows from financing activities:
Deferred offering costs	(87,134)	(4,085,626)	0
Proceeds from related party	0	300,000	4,734
Proceeds from convertible note – related party	96,840		300,000
Proceeds from sale of units		200,010,000
Proceeds from sale of warrants		8,638,500
Proceeds from sale of Representative Shares		500,000
Proceeds from issuance of ordinary shares to Sponsor		25,000
Repayment of sponsor note		(300,000)
Proceeds from related party funding		332,026
Repayment of related party funding		(332,026)
Net cash provided by financing activities	9,656	205,087,874	304,734
Net change in cash	0	935,802	(668,755)
Cash at beginning of period	0	0	935,802
Cash at end of period	0	935,802	267,047
Non-cash financing activities:
Deferred offering costs included in accrued offering costs	125,196		0
Deferred offering costs paid in exchange for ordinary shares	25,000		0
Deferred underwriting commissions		6,525,000
Initial classification of Class A ordinary shares subject to possible redemption		204,102,000
Remeasurement of Class A ordinary shares to redemption value	$ 0	$ 19,485,511	$ 1,296,150